Long-term debt - Term Loan Credit Facilities (Details) $ in Thousands	1 Months Ended							12 Months Ended
	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) vessel	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 vessel	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross								$ 2,874,100	$ 3,323,700
Leases for Seven 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel								10
Leases for Three 7000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel								14
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings								$ 1,149,716	2,367,516
Credit facilities, aggregate borrowings undrawn								78,031	$ 1,191,936
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings			$ 250,000	$ 1,170,918		$ 1,077,137	$ 633,088				$ 108,000
Loan credit number of vessels | vessel				15		10	8		7
Carrying amount, gross								$ 1,071,700	$ 1,175,600			$ 100,000
Early prepayment of credit facility	$ 89,250				$ 240,000
Amount drawn of credit facility		$ 50,000	$ 200,000
Borrowing permitted relative to total assets		75.00%	65.00%
Term of debt			2 years
Weighted average rate of interest, including the margin								6.50%	7.40%
Term Loan Credit Facility | Line of Credit | Leases for Seven 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel								3	3	5
Term Loan Credit Facility | Line of Credit | Leases for Three 7000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel								11	3
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Interest rate margin								1.90%	1.90%
Commitment fee on undrawn amount								0.49%	0.44%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Interest rate margin								2.40%	2.40%
Commitment fee on undrawn amount									0.49%
Term Loan Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin						3.39%	1.40%
Term Loan Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate margin				1.40%
Term Loan Credit Facility | Line of Credit | Average Benchmark, 3 Month
Debt Instrument [Line Items]
Benchmark rate								4.50%	5.40%
Term Loan Credit Facility | Line of Credit | Average Benchmark, 6 Month
Debt Instrument [Line Items]
Benchmark rate								5.10%	5.40%
Term Loan Credit Facility for Three Vessels | Line of Credit
Debt Instrument [Line Items]
Credit facilities, aggregate borrowings undrawn								$ 0
Term Loan Credit Facility for Seven Vessels | Line of Credit
Debt Instrument [Line Items]
Credit facilities, aggregate borrowings undrawn								0
Term Loan Credit Facility for Eleven Vessels | Line of Credit
Debt Instrument [Line Items]
Credit facilities, aggregate borrowings undrawn								$ 78,031
Loan credit number of vessels | vessel								1